Provisions (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of other provisions [abstract]
Summary of Provisions Reconciliation

	Group
	Conduct remediation
	PPI	Other products	Bank Levy	Property	Off balance sheet ECL	Regulatory and other	Total

	£m	£m	£m	£m	£m	£m	£m
At 1 January 2020	189	25	46	59	78	175	572
Additional provisions (See Note 8)	—	—	72	9	—	208	289
Provisions released (See Note 8)	—	(15)	—	(6)	(3)	(1)	(25)
Utilisation and other(1)	(113)	(2)	(94)	(16)	—	(157)	(382)
Recharge(2)	—	—	10	—	—	—	10
At 31 December 2020	76	8	34	46	75	225	464
To be settled:
–Within 12 months	76	2	34	25	75	111	323
–In more than 12 months	—	6	—	21	—	114	141
	76	8	34	46	75	225	464